Income Taxes - Summary of Reconciliation of Income Tax Expense Recorded in the Consolidated Statement of Operations and Amounts Computed at the Statutory Federal Income Tax Rate (Details) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before tax at statutory federal rate					$ (4,814)	$ (9,394)
Loss before tax at statutory federal rate, percentage					21.00%	21.00%
Valuation allowance					$ (833)	$ 12,066
Valuation allowance, percentage					3.60%	(27.00%)
State income tax—net of federal tax benefit					$ (1,289)	$ (2,892)
State income tax—net of federal tax benefit, percentage					5.60%	6.50%
Nondeductible expenses					$ 60	$ 187
Nondeductible expenses, percentage					(0.20%)	(0.40%)
Equity-based compensation					$ 446	$ 0
Equity-based compensation, percentage					(1.90%)	0.00%
Cumulative deferred adjustment and other					$ 2,600	$ 0
Cumulative deferred adjustment and other, percentage					(11.30%)	0.00%
ACA Health insurer fee					$ 2,580	$ 0
ACA Health insurer fee, percentage					(11.30%)	0.00%
Provision to return adjustment					$ 1,250	$ 33
Provision to return adjustment, percentage					(5.50%)	(0.10%)
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0